FINANCIAL RISK MANAGEMENT, Capital Risk Management (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[2]
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	$ 33,582,804	[1]	$ 31,684,940	[1]	$ 10,218,503
Total Equity	48,083,469		47,603,906		$ 38,888,199	[2]	$ 30,041,011
Total Capital	$ 81,666,273		$ 79,288,846
Gearing Ratio	0.41%		0.40%

[1]	Net of issuance expenses of Ps. 97,840 and Ps. 185,243 as of December 31, 2019 and 2018, respectively.
[2]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)